Income Taxes (Net Deferred Tax Liability) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Income Taxes [Abstract]
Deferred tax assets	$ 2	$ 1
Deferred tax liabilities	(1,998)	(1,968)
Net deferred tax liability	$ (1,996)	$ (1,967)	$ (1,871)